Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 60,255	$ 72,628
Trade and other receivables	23,080	14,924
Inventories	17,292	17,228
Prepaid expenses and other current assets	2,175	2,973
Total current assets	102,802	107,753
Non-current assets:
Property, plant and equipment	15,314	15,701
Intangible assets	17,950	18,083
Goodwill	40,562	40,562
Investments	681	1,191
Other long-term assets	348	156
Total assets	177,657	183,446
Current liabilities:
Trade and other payables	25,243	17,767
Deferred revenue	8,082	20,621
Provisions and Other	5,447	3,568
Finance lease liability	652	569
Debt to Ballard Power Systems Europe A/S non-controlling interest	0	521
Total current liabilities	39,424	43,046
Non-current liabilities:
Finance lease liability	6,229	6,428
Deferred gain on finance lease	2,982	3,398
Provisions and Other	4,253	3,864
Employee future benefits	4,914	5,167
Total liabilities	57,802	61,903
Equity:
Share capital	986,497	977,707
Contributed surplus	290,536	295,547
Accumulated deficit	(1,157,382)	(1,149,128)
Foreign currency reserve	204	718
Total equity attributable to equity holders	119,855	124,844
Ballard Power Systems Europe A/S non-controlling interest	0	(3,301)
Total equity	119,855	121,543
Total liabilities and equity	$ 177,657	$ 183,446